Significant events for the year ended December 31, 2025 and the three-month period ended March 31, 2026 and subsequent events - Subsequent events (Details)
€ / shares in Units, $ / shares in Units, € in Thousands, $ in Millions
3 Months Ended
	Jun. 30, 2026 EUR (€)	May 07, 2026 EUR (€) € / shares shares	May 07, 2026 USD ($) $ / shares shares	May 04, 2026 EUR (€)	May 04, 2026 USD ($)	Apr. 30, 2026	Mar. 31, 2026 EUR (€) shares	Dec. 31, 2025 EUR (€) shares	Jul. 28, 2025 $ / shares	Jul. 28, 2025 € / shares	Jul. 23, 2025	Mar. 31, 2025 shares	Dec. 31, 2024 shares
Disclosure of detailed information about borrowings [line items]
Closing foreign exchange rate											1.1726
Financial liabilities—non-current portion							€ 33,110	€ 30,790
Net deferred tax liabilities							€ 6,076	€ 5,848
Number of shares issued (in shares) | shares							79,291,188	78,536,412				63,418,749	63,347,837
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Financial liabilities—non-current portion							€ 32,764	€ 30,237
Forecast
Disclosure of detailed information about borrowings [line items]
Royalty expense	€ 43,000
Current tax expense (income)	€ (6,100)
ADS
Disclosure of detailed information about borrowings [line items]
Issue of equity, offering price per share (in dollar/euro per share) | $ / shares									$ 64.00
Ordinary shares
Disclosure of detailed information about borrowings [line items]
Issue of equity, offering price per share (in dollar/euro per share) | € / shares										€ 54.58
Repurchase of royalty certificates agreement
Disclosure of detailed information about borrowings [line items]
Purchase price of royalty certificates		€ 76,466		€ 76,500	$ 90
Cash payment for royalty certificates | $			$ 45
Interest-free vendor loan, royalty certificates | $			$ 45
Closing foreign exchange rate						1.1702
Repurchase of royalty certificates agreement | Royalty certificates
Disclosure of detailed information about borrowings [line items]
Financial liabilities—non-current portion		€ 33,500
Repurchase of royalty certificates agreement | ADS
Disclosure of detailed information about borrowings [line items]
Issue of equity, offering price per share (in dollar/euro per share) | $ / shares			$ 111.57
Number of shares issued (in shares) | shares		403,347	403,347
Repurchase of royalty certificates agreement | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Issue of equity, offering price per share (in dollar/euro per share) | € / shares		€ 95.34
Repurchase of royalty certificates agreement, cash consideration
Disclosure of detailed information about borrowings [line items]
Purchase price of royalty certificates		€ 38,200
Repurchase of royalty certificates agreement, equity consideration
Disclosure of detailed information about borrowings [line items]
Purchase price of royalty certificates		€ 38,200